Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases
Weighted average incremental borrowing rate		4.80%
Right-of-use assets
Right-of-Use Assets at the end of the year	$ 1,033
Lease liabilities
Lease expense (Note 13)	56
Payments	(563)
Lease liabilities at the end of the year	886
Lease liabilities-current portion	472
Lease liabilities-non-current portion	414
After initial application of IFRS 16
Lease liabilities
Lease liabilities at the beginning of the year	1,393
Vessel equipment
Right-of-use assets
Depreciation expense	(552)
Right-of-Use Assets at the end of the year	1,033
Vessel equipment | After initial application of IFRS 16
Right-of-use assets
Right-of-Use Assets at the beginning of the year	$ 1,585